UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
China — 16.7%
540,000	Air China Ltd. Class H (Transportation)*	$621,893
111,000	Anta Sports Products Ltd. Class H (Consumer Durables & Apparel)	196,477
2,074,000	Bank of China Ltd. Class H (Banks)	1,097,995
267,000	China Automation Group Ltd. Class H (Capital Goods)	186,306
534,000	China BlueChemical Ltd. Class H (Materials)	343,240
2,253,000	China Construction Bank Corp. Class H (Banks)	1,914,820
339,000	China Life Insurance Co. Ltd. Class H (Insurance)	1,515,207
401,736	China Merchants Bank Co. Ltd. Class H (Banks)	1,076,260
73,400	China Pacific Insurance (Group) Co. Ltd. Class H (Insurance)(a)	293,440
162,500	China Shenhua Energy Co. Ltd. Class H (Energy)	627,751
203,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	667,800
94,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	223,811
700,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	536,058
30,000	Jiangxi Copper Co. Ltd. Class H (Materials)	66,842
127,000	O-Net Communications Group Ltd. Class H (Technology Hardware & Equipment)*	57,880
946,000	PetroChina Co. Ltd. Class H (Energy)	1,082,110
65,000	Weichai Power Co. Ltd. Class H (Capital Goods)	537,830
132,000	Yanzhou Coal Mining Co. Ltd. Class H (Energy)	284,744
146,970	ZTE Corp. Class H (Technology Hardware & Equipment)	471,580

		11,802,044

Hong Kong — 21.6%
66,000	AAC Acoustic Technologies Holdings, Inc. (Technology Hardware & Equipment)	117,391
600,000	Belle International Holdings Ltd. (Retailing)	926,561
237,500	BOC Hong Kong (Holdings) Ltd. (Banks)	610,670
58,000	Cheung Kong (Holdings) Ltd. (Real Estate)	701,134
91,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	341,048
191,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	595,093
175,500	China Mobile Ltd. (Telecommunication Services)	1,783,444
170,000	China Overseas Land & Investment Ltd. (Real Estate)	365,263

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
734,000	China Resources Cement Holdings Ltd. (Materials)*	$356,695
74,000	China Resources Land Ltd. (Real Estate)	157,483
739,000	CNOOC Ltd. (Energy)	1,245,497
237,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	385,223
26,999	Esprit Holdings Ltd. (Retailing)	169,675
427,000	Far East Consortium International Ltd. (Real Estate)	124,939
716,000	Fushan International Energy Group Ltd. (Materials)	413,846
34,000	Hang Lung Properties Ltd. (Real Estate)	142,093
20,000	Hang Seng Bank Ltd. (Banks)	277,232
71,000	Henderson Land Development Co. Ltd. (Real Estate)	442,112
159,500	Hong Kong & China Gas Co. Ltd. (Utilities)	398,873
45,500	Hong Kong Electric Holdings Ltd. (Utilities)	275,615
23,000	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	378,780
36,000	Hutchison Whampoa Ltd. (Capital Goods)	238,201
243,500	Johnson Electric Holdings Ltd. (Capital Goods)	114,530
317,000	K. Wah International Holdings Ltd. (Real Estate)	117,480
64,000	Kerry Properties Ltd. (Real Estate)	323,123
230,500	KWG Property Holding Ltd. (Real Estate)	171,425
458,000	Lee & Man Paper Manufacturing Ltd. (Materials)	337,819
106,000	Li & Fung Ltd. (Retailing)	487,765
83,500	Lifestyle International Holdings Ltd. (Retailing)	174,000
178,000	Minth Group Ltd. (Automobiles & Components)	267,671
59,000	MTR Corp. Ltd. (Transportation)	207,485
118,000	Noble Group Ltd. (Capital Goods)	143,648
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
276,000	Shimao Property Holdings Ltd. (Real Estate)	531,056
63,555	Sun Hung Kai Properties Ltd. (Real Estate)	935,100
29,000	Swire Pacific Ltd. Class A (Real Estate)	352,993
144,000	The United Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	223,086
70,000	The Wharf (Holdings) Ltd. (Real Estate)	383,501
262,000	VST Holdings Ltd. (Technology Hardware & Equipment)*	83,727

		15,301,277

India — 10.1%
2,636	Asian Paints Ltd. (Materials)	147,984
2,920	Axis Bank Ltd. (Banks)	84,812

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
33,501	Crompton Greaves Ltd. (Capital Goods)	$199,818
21,040	DB Corp. Ltd. (Media)	111,315
29,447	Dhanalakshmi Bank Ltd. (Banks)	113,602
6,955	Educomp Solutions Ltd. (Consumer Services)	91,401
17,063	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	99,635
2,870	Grasim Industries Ltd. (Materials)*	117,292
137,798	GVK Power & Infrastructure Ltd. (Utilities)*	129,607
28,804	HCL Technologies Ltd. (Software & Services)	244,212
9,037	HDFC Bank Ltd. (Banks)	418,233
44,766	Hindustan Construction Co. Ltd. (Capital Goods)	129,532
12,730	ICICI Bank Ltd. (Banks)	250,504
32,817	Indiabulls Financial Services Ltd. (Diversified Financials)	112,022
66,897	Indiabulls Real Estate Ltd. (Real Estate)*	236,983
46,813	Indian Hotels Co. Ltd. (Consumer Services)	100,176
16,700	Infosys Technologies Ltd. (Software & Services)	1,005,628
19,802	ITC Ltd. (Food, Beverage & Tobacco)	132,032
90,577	Jaiprakash Associates Ltd. (Capital Goods)	231,387
13,647	Jindal Steel & Power Ltd. (Materials)	183,549
10,875	Kotak Mahindra Bank Ltd. (Diversified Financials)	181,482
95,759	Lanco Infratech Ltd. (Capital Goods)*	137,941
8,790	Larsen & Toubro Ltd. (Capital Goods)	340,742
8,947	Mahindra Holidays & Resorts India Ltd. (Consumer Services)	93,016
16,078	Oriental Bank of Commerce (Banks)	139,735
19,297	Reliance Industries Ltd. (Energy)	420,592
3,269	State Bank of India (Banks)	176,856
63,432	Sterlite Industries (India) Ltd. (Materials)	239,631
4,306	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	164,311
4,825	Tata Consultancy Services Ltd. (Software & Services)	87,598
31,971	Tata Motors Ltd. Class A (Capital Goods)	417,914
10,746	Tata Steel Ltd. (Materials)	124,816
3,524	Ultratech Cement Ltd. (Materials)	65,681
6,736	United Spirits Ltd. (Food, Beverage & Tobacco)	201,887
28,001	Yes Bank Ltd. (Banks)	178,874

		7,110,800

Indonesia — 3.2%
419,000	PT Bank Central Asia Tbk (Banks)	279,395
748,000	PT Bank Negara Indonesia (Persero) Tbk (Banks)	253,607
659,000	PT Bumi Resources Tbk (Energy)	127,361

Shares	Description	Value
Common Stocks — (continued)
Indonesia — (continued)
133,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	$522,667
218,500	PT Indocement Tunggal Prakarsa Tbk (Materials)	413,619
832,000	PT Perusahaan Gas Negara (Persero) Tbk (Utilities)	377,580
53,000	PT Semen Gresik (Persero) Tbk (Materials)	54,931
271,500	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	256,099

		2,285,259

Malaysia — 3.5%
207,820	Genting Berhad (Consumer Services)	522,981
195,790	Malayan Banking Berhad (Banks)	476,922
416,934	PLUS Expressways Berhad (Transportation)	503,591
177,000	Sime Darby Berhad (Capital Goods)	434,734
188,200	Tenaga Nasional Berhad (Utilities)	508,673

		2,446,901

Singapore — 5.8%
105,000	CapitaLand Ltd. (Real Estate)	306,479
484,000	CDL Hospitality Trusts (REIT)	713,133
74,230	DBS Group Holdings Ltd. (Banks)	787,837
467,000	Genting Singapore PLC (Consumer Services)*	437,427
30,000	Jardine Cycle & Carriage Ltd. (Retailing)	791,055
1,545,000	Raffles Education Corp. Ltd. (Consumer Services)*	330,006
181,000	Singapore Telecommunications Ltd. (Telecommunication Services)	416,022
243,000	Yanlord Land Group Ltd. (Real Estate)	333,273

		4,115,232

South Korea — 19.2%
3,791	CJ O Shopping Co. Ltd. (Retailing)*	371,438
26,360	Daesang Corp. (Food, Beverage & Tobacco)*	196,508
3,455	Doosan Corp. (Capital Goods)	334,588
3,354	DuzonBizon Co. Ltd. (Software & Services)*	67,592
2,210	Glovis Co. Ltd. (Transportation)	254,624
14,456	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)*	275,097
3,919	Hyosung Corp. (Materials)	271,447
1,970	Hyundai Department Store Co. Ltd. (Retailing)	196,502
8,130	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)	435,261
2,489	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	565,719
4,373	Hyundai Motor Co. (Automobiles & Components)	551,398
16,170	Jusung Engineering Co. Ltd. (Semiconductors & Semiconductor Equipment)*	296,802

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
13,164	KB Financial Group, Inc. (Banks)	$571,114
20,980	Kia Motors Corp. (Automobiles & Components)	549,041
4,150	Korea Electric Power Corp. (Utilities)*	116,308
2,100	Korean Air Lines Co. Ltd. (Transportation)*	131,017
7,020	KT Corp. (Telecommunication Services)	258,106
1,461	LG Chem Ltd. (Materials)	406,804
7,530	LG Display Co. Ltd. (Technology Hardware & Equipment)	230,176
14,402	Neowiz Games Corp. (Software & Services)*	463,834
2,029	POSCO (Materials)	843,822
2,800	S1 Corp. (Commercial & Professional Services)	141,908
9,700	Samsung C&T Corp. (Capital Goods)	486,376
1,080	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	124,710
3,892	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,669,549
6,971	Samsung Fine Chemicals Co. Ltd. (Materials)	393,775
1,910	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	331,968
2,330	Samsung Life Insurance Co. Ltd. (Insurance)	216,639
2,538	Samsung Techwin Co. Ltd. (Capital Goods)	236,223
84,141	SK Broadband Co. Ltd. (Telecommunication Services)*	376,235
2,554	SK Energy Co. Ltd. (Energy)	266,609
5,174	SK Holdings Co. Ltd. (Capital Goods)	406,180
43,230	Woori Finance Holdings Co. Ltd. (Banks)	538,300

		13,575,670

Taiwan — 16.4%
557,651	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	430,907
53,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	399,432
618,000	AU Optronics Corp. (Technology Hardware & Equipment)	585,014
415,000	Cathay Financial Holding Co. Ltd. (Insurance)	651,527
254,536	China Steel Corp. (Materials)	240,510
1,083,519	Chinatrust Financial Holding Co. Ltd. (Banks)	648,011
298,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)*	417,110
72,891	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	153,583
560,000	Eva Airways Corp. (Transportation)*	335,808

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
372,300	Far Eastern New Century Corp. (Capital Goods)	$431,307
185,660	Formosa Plastics Corp. (Materials)	387,158
216,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)*	264,140
301,280	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)*	1,213,544
37,138	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	502,906
567,000	Mega Financial Holding Co. Ltd. (Banks)*	338,169
362,109	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	201,176
107,520	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	438,997
338,870	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	458,768
38,521	Richtek Technology Corp. (Semiconductors & Semiconductor Equipment)*	325,267
359,000	Taiwan Cement Corp. (Materials)	332,907
144,000	Taiwan Fertilizer Co. Ltd. (Materials)	397,734
973,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,879,008
141,720	Tripod Technology Corp. (Technology Hardware & Equipment)	538,478

		11,571,461

Thailand — 0.8%
204,700	Advanced Info Service PCL (Registered) (Telecommunication Services)	593,175

TOTAL COMMON STOCKS		$68,801,819

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* — 1.1%
India — 1.1%
9,698	JPMorgan Chase Bank, NA (Referenced Obligation: Axis Bank Ltd.) (Banks)(a)	10/08/14	$281,678
33,305	JPMorgan Chase Bank, NA (Referenced Obligation:
	IndusInd Bank Ltd.) (Banks)(a)	12/15/14	147,162
35,526	UBS AG (Referenced Obligation: Exide Industries Ltd.) (Automobiles & Components)	03/11/13	111,508
7,818	UBS AG (Referenced Obligation: Indiabulls Real Estate Ltd.) (Real Estate)*	05/21/12	27,696

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* — (continued)
India — (continued)
18,524	UBS AG (Referenced Obligation: Opto Circuits India Ltd.) (Health Care Equipment & Services)	09/10/12	$109,963
39,032	UBS AG (Referenced Obligation: Usha Martin Ltd.) (Materials)	01/22/13	69,710

TOTAL EQUITY-LINKED NOTES			$747,717

		Expiration
Units	Description	Month	Value
Warrant* — 0.0%
Hong Kong — 0.0%
15,800	Henderson Land Development Co. Ltd. (Real Estate)	06/11	$2,441

Shares	Rate	Value
Short-term Investment(b) — 0.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
475,191	0.112%	$475,191

TOTAL INVESTMENTS — 99.1%		$70,027,168

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		660,348

NET ASSETS — 100.0%		$70,687,516

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $722,280, which represents approximately 1.0% of net assets as of July 31, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

SGX S&P CNX Nifty Index	20	August 2010	$214,840	$(3,202)

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$59,559,679

Gross unrealized gain	14,401,836
Gross unrealized loss	(3,934,347)

Net unrealized security gain	$10,467,489

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.2%
Brazil — 31.6%
313,500	Amil Participacoes SA (Insurance)	$2,709,347
484,472	Anhanguera Educacional Participacoes SA Preference Shares (Consumer Services)	7,575,040
731,737	Banco do Brasil SA (Banks)	12,647,717
1,194,962	BM&F Bovespa SA (Diversified Financials)	8,832,446
285,259	Braskem SA Preference A Shares (Materials)*	2,153,877
15,132	BRF — Brasil Foods SA ADR (Food, Beverage & Tobacco)	213,664
574,800	BRF — Brasil Foods SA (Food, Beverage & Tobacco)	8,046,154
691,700	Cosan Ltd. Class A (Food, Beverage & Tobacco)*	7,857,712
289,600	Cyrela Brazil Realty SA (Consumer Durables & Apparel)	4,055,520
863,300	Diagnosticos da America SA (Health Care Equipment & Services)*	8,354,199
1,086,779	Duratex SA (Materials)*	11,431,323
958,753	Itau Unibanco Holding SA ADR Preference Shares (Banks)	21,466,480
175,582	Itau Unibanco Holding SA ADR Preference Shares (Banks)*(a)	3,930,329
529,100	Itausa — Investimentos Itau SA Preference Shares (Banks)	3,913,800
169,658	Lojas Renner SA (Retailing)	5,693,209
655,750	Mills Estruturas e Servicos de Engenharia SA (Capital Goods)*	5,629,876
242,477	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	4,590,905
859,200	OGX Petroleo e Gas Participacoes SA ADR (Energy)*	8,978,640
697,914	PDG Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	7,384,678
1,060,400	Petroleo Brasileiro SA ADR Preference A Shares (Energy)	33,773,740
349,600	Tele Norte Leste Participacoes SA ADR Preference Shares (Telecommunication Services)	5,114,648
449,400	Usinas Siderurgicas de Minas Gerais SA Preference A Shares (Materials)	12,635,223
866,412	Vale SA ADR (Materials)	24,086,253
504,268	Vale SA ADR Preference A Shares (Materials)	12,218,414

		223,293,194

China — 23.1%
7,970,000	Air China Ltd. Class H (Transportation)*	9,178,674
1,656,000	Anta Sports Products Ltd. Class H (Consumer Durables & Apparel)	2,931,225
31,738,000	Bank of China Ltd. Class H (Banks)	16,802,394
3,445,000	China Automation Group Ltd. Class H (Capital Goods)	2,403,838
7,038,000	China BlueChemical Ltd. Class H (Materials)	4,523,831

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
31,030,000	China Construction Bank Corp. Class H (Banks)	$26,372,336
4,421,000	China Life Insurance Co. Ltd. Class H (Insurance)	19,760,269
5,262,989	China Merchants Bank Co. Ltd. Class H (Banks)	14,099,669
1,072,800	China Pacific Insurance (Group) Co. Ltd. Class H (Insurance)(a)	4,288,856
2,454,000	China Shenhua Energy Co. Ltd. Class H (Energy)	9,480,012
2,880,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	9,474,205
1,670,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	3,976,217
9,917,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	7,594,412
166,000	Jiangxi Copper Co. Ltd. Class H (Materials)	369,860
1,669,000	O-Net Communications Group Ltd. Class H (Technology Hardware & Equipment)*	760,639
12,460,000	PetroChina Co. Ltd. Class H (Energy)	14,252,743
897,000	Weichai Power Co. Ltd. Class H (Capital Goods)	7,422,053
1,880,000	Yanzhou Coal Mining Co. Ltd. Class H (Energy)	4,055,440
1,833,390	ZTE Corp. Class H (Technology Hardware & Equipment)	5,882,763

		163,629,436

Hong Kong — 14.9%
878,000	AAC Acoustic Technologies Holdings, Inc. (Technology Hardware & Equipment)	1,561,654
7,927,000	Belle International Holdings Ltd. (Retailing)	12,241,421
2,706,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	8,431,009
2,566,000	China Mobile Ltd. (Telecommunication Services)	26,075,883
2,580,960	China Overseas Land & Investment Ltd. (Real Estate)	5,545,465
8,422,000	China Resources Cement Holdings Ltd. (Materials)*	4,092,756
1,098,000	China Resources Land Ltd. (Real Estate)	2,336,708
10,295,000	CNOOC Ltd. (Energy)	17,351,000
3,122,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	5,074,537
8,818,000	Fushan International Energy Group Ltd. (Materials)	5,096,778
3,035,500	KWG Property Holding Ltd. (Real Estate)	2,257,531
6,180,000	Lee & Man Paper Manufacturing Ltd. (Materials)	4,558,351
2,244,000	Minth Group Ltd. (Automobiles & Components)	3,374,457

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
3,395,000	Shimao Property Holdings Ltd. (Real Estate)	$6,532,375
3,402,000	VST Holdings Ltd. (Technology Hardware & Equipment)*	1,087,175

		105,617,100

India — 13.4%
35,483	Asian Paints Ltd. (Materials)	1,992,005
56,009	Axis Bank Ltd. (Banks)	1,626,788
450,932	Crompton Greaves Ltd. (Capital Goods)	2,689,596
307,873	DB Corp. Ltd. (Media)	1,628,847
392,876	Dhanalakshmi Bank Ltd. (Banks)	1,515,660
124,192	Educomp Solutions Ltd. (Consumer Services)	1,632,104
64,050	Exide Industries Ltd. (Automobiles & Components)	201,038
246,975	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,442,141
39,472	Grasim Industries Ltd. (Materials)*	1,613,158
1,854,794	GVK Power & Infrastructure Ltd. (Utilities)*	1,744,544
426,837	HCL Technologies Ltd. (Software & Services)	3,618,906
96,544	HDFC Bank Ltd. (Banks)	4,468,069
598,546	Hindustan Construction Co. Ltd. (Capital Goods)	1,731,916
104,948	ICICI Bank Ltd. (Banks)	2,065,190
498,612	Indiabulls Financial Services Ltd. (Diversified Financials)	1,702,026
1,133,970	Indiabulls Real Estate Ltd. (Real Estate)*	4,017,098
649,666	Indian Hotels Co. Ltd. (Consumer Services)	1,390,225
51,201	IndusInd Bank Ltd. (Banks)	226,243
205,755	Infosys Technologies Ltd. (Software & Services)	12,389,999
264,975	ITC Ltd. (Food, Beverage & Tobacco)	1,766,750
1,209,338	Jaiprakash Associates Ltd. (Capital Goods)	3,089,360
183,872	Jindal Steel & Power Ltd. (Materials)	2,473,031
145,394	Kotak Mahindra Bank Ltd. (Diversified Financials)	2,426,342
1,284,964	Lanco Infratech Ltd. (Capital Goods)*	1,850,987
117,364	Larsen & Toubro Ltd. (Capital Goods)	4,549,583
112,162	Mahindra Holidays & Resorts India Ltd. (Consumer Services)	1,166,073
27,184	Opto Circuits India Ltd. (Health Care Equipment & Services)	161,371
267,679	Oriental Bank of Commerce (Banks)	2,326,416
258,940	Reliance Industries Ltd. (Energy)	5,643,786
43,650	State Bank of India (Banks)	2,361,503
792,276	Sterlite Industries (India) Ltd. (Materials)	2,993,028
53,034	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,023,710
64,407	Tata Consultancy Services Ltd. (Software & Services)	1,169,307

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
427,941	Tata Motors Ltd. Class A (Capital Goods)	$5,593,894
119,850	Tata Steel Ltd. (Materials)	1,392,075
48,467	Ultratech Cement Ltd. (Materials)	903,331
90,667	United Spirits Ltd. (Food, Beverage & Tobacco)	2,717,406
54,766	Usha Martin Ltd. (Materials)	97,811
376,896	Yes Bank Ltd. (Banks)	2,407,661

		94,808,978

Luxembourg — 0.8%
211,290	Evraz Group SA GDR (Materials)*	5,640,969

Russia — 12.4%
180,750	Eurasia Drilling Co. Ltd. GDR (Energy)	3,705,375
305,137	Globaltrans Investment PLC GDR (Transportation)(a)	4,503,822
279,376	LSR Group GDR (Materials)*	2,546,270
365,742	MMC Norilsk Nickel ADR (Materials)	5,954,280
538,125	OAO Gazprom ADR (Energy)	11,627,651
204,053	OAO Lukoil ADR (Energy)	11,651,426
892,279	OAO Protek (Health Care Equipment & Services)*	3,498,382
1,826,536	OAO Rosneft Oil Co. GDR (Energy)	12,213,508
6,202,537	Sberbank RF (Banks)	17,259,712
572,883	VimpelCom Ltd. ADR (Telecommunication Services)*	9,343,722
136,694	X 5 Retail Group NV GDR (Food & Staples Retailing)*	5,126,465

		87,430,613

TOTAL COMMON STOCKS		$680,420,290

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* — 1.3%
India — 1.3%
111,748	JPMorgan Chase Bank, NA (Referenced Obligation: Axis Bank Ltd.) (Banks)(a)	10/08/14	$3,245,723
390,068	JPMorgan Chase Bank, NA (Referenced Obligation: IndusInd Bank Ltd.) (Banks)(a)	12/15/14	1,723,559
532,969	UBS AG (Referenced Obligation: Exide Industries Ltd.) (Automobiles & Components)	03/11/13	1,672,866
29,874	UBS AG (Referenced Obligation: Indiabulls Real Estate Ltd.) (Real Estate)	05/21/12	105,829
281,446	UBS AG (Referenced Obligation: Opto Circuits India Ltd.) (Health Care Equipment & Services)	09/10/12	1,670,736

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* — (continued)
India — (continued)
588,425	UBS AG (Referenced Obligation: Usha Martin Ltd.) (Materials)	01/22/13	$1,050,916

TOTAL EQUITY-LINKED NOTES			$9,469,629

Shares	Rate	Value
Short-term Investment(b) — 1.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
8,917,708	0.112%	$8,917,708

TOTAL INVESTMENTS — 98.8%		$698,807,627

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		8,551,735

NET ASSETS — 100.0%		$707,359,362

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $17,692,289, which represents approximately 2.5% of net assets as of July 31, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

SGX S&P CNX Nifty Index	392	August 2010	$4,210,864	$(53,900)

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$603,897,260

Gross unrealized gain	105,455,203
Gross unrealized loss	(10,544,836)

Net unrealized security gain	$94,910,367

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.8%
Argentina — 0.5%
133,615	Telecom Argentina SA ADR (Telecommunication Services)	$2,438,474

Brazil — 16.9%
109,100	Amil Participacoes SA (Insurance)	942,870
184,244	Anhanguera Educacional Participacoes SA Preference Shares (Consumer Services)	2,880,777
294,144	Banco do Brasil SA (Banks)	5,084,135
480,879	BM&F Bovespa SA (Diversified Financials)	3,554,371
115,185	Braskem SA Preference A Shares (Materials)*	869,716
238,600	BRF — Brasil Foods SA (Food, Beverage & Tobacco)	3,339,966
31,555	Brookfield Incorporacoes SA (Consumer Durables & Apparel)	164,162
285,200	Cosan Ltd. Class A (Food, Beverage & Tobacco)*	3,239,872
118,700	Cyrela Brazil Realty SA (Consumer Durables & Apparel)	1,662,259
319,800	Diagnosticos da America SA (Health Care Equipment & Services)*	3,094,721
411,189	Duratex SA (Materials)*	4,325,106
394,492	Itau Unibanco Holding SA ADR Preference Shares (Banks)	8,832,676
70,818	Itau Unibanco Holding SA ADR Preference Shares (Banks)*(a)	1,585,231
213,400	Itausa — Investimentos Itau SA Preference Shares (Banks)	1,578,539
68,500	Lojas Renner SA (Retailing)	2,298,652
241,995	Mills Estruturas e Servicos de Engenharia SA (Capital Goods)*	2,077,624
95,738	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	1,812,643
351,500	OGX Petroleo e Gas Participacoes SA ADR (Energy)*	3,673,175
281,405	PDG Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	2,977,568
434,420	Petroleo Brasileiro SA ADR Preference A Shares (Energy)	13,836,277
141,700	Tele Norte Leste Participacoes SA ADR Preference Shares (Telecommunication Services)	2,073,071
181,100	Usinas Siderurgicas de Minas Gerais SA Preference A Shares (Materials)	5,091,764
152,735	Vale SA ADR (Materials)	4,246,033
160,575	Vale SA ADR Preference A Shares (Materials)	3,890,732
305,852	Vale SA Preference A Shares (Materials)	7,423,711

		90,555,651

China — 11.9%
3,112,000	Air China Ltd. Class H (Transportation)*	3,583,944
562,000	Anta Sports Products Ltd. Class H (Consumer Durables & Apparel)	994,776
11,842,000	Bank of China Ltd. Class H (Banks)	6,269,265

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
1,298,000	China Automation Group Ltd. Class H (Capital Goods)	$905,713
2,990,000	China BlueChemical Ltd. Class H (Materials)	1,921,889
11,827,000	China Construction Bank Corp. Class H (Banks)	10,051,744
1,797,000	China Life Insurance Co. Ltd. Class H (Insurance)	8,031,939
2,070,157	China Merchants Bank Co. Ltd. Class H (Banks)	5,545,998
389,400	China Pacific Insurance (Group) Co. Ltd. Class H (Insurance)(a)	1,556,750
864,500	China Shenhua Energy Co. Ltd. Class H (Energy)	3,339,637
1,127,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	3,707,441
516,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	1,228,579
3,836,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	2,937,599
157,000	Jiangxi Copper Co. Ltd. Class H (Materials)	349,807
616,000	O-Net Communications Group Ltd. Class H (Technology Hardware & Equipment)*	280,739
5,010,000	PetroChina Co. Ltd. Class H (Energy)	5,730,838
379,000	Weichai Power Co. Ltd. Class H (Capital Goods)	3,135,962
722,000	Yanzhou Coal Mining Co. Ltd. Class H (Energy)	1,557,462
692,400	ZTE Corp. Class H (Technology Hardware & Equipment)	2,221,691

		63,351,773

Egypt — 0.8%
659,928	Commercial International Bank (Banks)	4,500,778

Hong Kong — 7.6%
344,000	AAC Acoustic Technologies Holdings, Inc. (Technology Hardware & Equipment)	611,855
3,038,000	Belle International Holdings Ltd. (Retailing)	4,691,489
1,057,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	3,293,266
968,000	China Mobile Ltd. (Telecommunication Services)	9,836,888
926,400	China Overseas Land & Investment Ltd. (Real Estate)	1,990,468
3,196,000	China Resources Cement Holdings Ltd. (Materials)*	1,553,129
368,000	China Resources Land Ltd. (Real Estate)	783,159
3,879,000	CNOOC Ltd. (Energy)	6,537,594
1,193,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	1,939,117
3,396,000	Fushan International Energy Group Ltd. (Materials)	1,962,878

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
72,000	Hengan International Group Co. Ltd. (Household & Personal Products)	$621,536
1,188,500	KWG Property Holding Ltd. (Real Estate)	883,899
2,452,000	Lee & Man Paper Manufacturing Ltd. (Materials)	1,808,588
784,000	Minth Group Ltd. (Automobiles & Components)	1,178,955
1,291,000	Shimao Property Holdings Ltd. (Real Estate)	2,484,035
1,246,000	VST Holdings Ltd. (Technology Hardware & Equipment)*	398,183

		40,575,039

Hungary — 0.4%
88,419	OTP Bank PLC (Banks)*	2,123,412

India — 7.2%
14,078	Asian Paints Ltd. (Materials)	790,335
9,054	Axis Bank Ltd. (Banks)	262,974
178,908	Crompton Greaves Ltd. (Capital Goods)	1,067,101
123,377	DB Corp. Ltd. (Media)	652,744
156,311	Dhanalakshmi Bank Ltd. (Banks)	603,026
54,344	Educomp Solutions Ltd. (Consumer Services)	714,177
104,812	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	612,020
15,831	Grasim Industries Ltd. (Materials)*	646,988
735,893	GVK Power & Infrastructure Ltd. (Utilities)*	692,151
184,601	HCL Technologies Ltd. (Software & Services)	1,565,126
40,303	HDFC Bank Ltd. (Banks)	1,865,228
239,828	Hindustan Construction Co. Ltd. (Capital Goods)	693,952
42,125	ICICI Bank Ltd. (Banks)	828,945
203,065	Indiabulls Financial Services Ltd. (Diversified Financials)	693,168
487,972	Indiabulls Real Estate Ltd. (Real Estate)*	1,728,645
264,982	Indian Hotels Co. Ltd. (Consumer Services)	567,037
37,858	IndusInd Bank Ltd. (Banks)	167,284
84,710	Infosys Technologies Ltd. (Software & Services)	5,101,002
105,158	ITC Ltd. (Food, Beverage & Tobacco)	701,153
481,407	Jaiprakash Associates Ltd. (Capital Goods)	1,229,797
73,490	Jindal Steel & Power Ltd. (Materials)	988,422
58,341	Kotak Mahindra Bank Ltd. (Diversified Financials)	973,598
536,240	Lanco Infratech Ltd. (Capital Goods)*	772,452
46,720	Larsen & Toubro Ltd. (Capital Goods)	1,811,088
47,876	Mahindra Holidays & Resorts India Ltd. (Consumer Services)	497,734
6,601	Opto Circuits India Ltd. (Health Care Equipment & Services)	39,185
116,183	Oriental Bank of Commerce (Banks)	1,009,754

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
108,061	Reliance Industries Ltd. (Energy)	$2,355,268
17,376	State Bank of India (Banks)	940,057
324,764	Sterlite Industries (India) Ltd. (Materials)	1,226,880
22,561	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	860,899
25,635	Tata Consultancy Services Ltd. (Software & Services)	465,403
185,286	Tata Motors Ltd. Class A (Capital Goods)	2,421,993
53,294	Tata Steel Ltd. (Materials)	619,017
19,439	Ultratech Cement Ltd. (Materials)	362,305
35,972	United Spirits Ltd. (Food, Beverage & Tobacco)	1,078,127
14,000	Usha Martin Ltd. (Materials)	25,004
149,534	Yes Bank Ltd. (Banks)	955,243

		38,585,282

Indonesia — 1.4%
3,241,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	3,597,241
8,083,500	PT Perusahaan Gas Negara (Persero) Tbk (Utilities)	3,668,474
356,500	PT Semen Gresik (Persero) Tbk (Materials)	369,489

		7,635,204

Luxembourg — 0.9%
102,305	Evraz Group SA GDR (Materials)*	2,731,314
23,130	Millicom International Cellular SA (Telecommunication Services)	2,156,178

		4,887,492

Mexico — 4.9%
202,900	America Movil SAB de CV Series L ADR (Telecommunication Services)	10,065,869
1,544,532	Corp. Moctezuma SAB de CV (Materials)	3,660,968
720,400	Grupo Financiero Banorte SAB de CV Class O (Banks)	2,796,963
253,700	Grupo Televisa SA ADR (Media)	4,820,300
2,059,418	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	4,848,848

		26,192,948

Poland — 0.8%
320,430	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	4,087,099

Qatar — 1.0%
140,584	Commercial Bank of Qatar (Banks)	2,699,386
75,847	Qatar National Bank SAQ (Banks)	2,807,465

		5,506,851

Russia — 7.2%
142,400	Eurasia Drilling Co. Ltd. GDR (Energy)	2,919,200
127,358	MMC Norilsk Nickel ADR (Materials)	2,096,002
95,853	OAO Lukoil ADR (Energy)	5,473,206
723,739	OAO Rosneft Oil Co. GDR (Energy)	4,839,429
293,401	OAO Rosneft Oil Co. GDR (Energy)*	1,962,853
216,959	OJSC LSR Group GDR (Materials)*	1,977,393

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Russia — (continued)
2,941,015	Sberbank RF (Banks)	$8,183,921
438,819	VimpelCom Ltd. ADR (Telecommunication Services)*	7,157,138
99,156	X 5 Retail Group NV GDR (Food & Staples Retailing)*	3,718,670

		38,327,812

South Africa — 7.3%
662,013	African Bank Investments Ltd. (Diversified Financials)	3,036,653
68,100	AngloGold Ashanti Ltd. ADR (Materials)	2,759,412
382,300	Barloworld Ltd. (Capital Goods)	2,359,117
233,637	Impala Platinum Holdings Ltd. (Materials)	6,329,591
634,427	JD Group Ltd. (Retailing)	3,977,693
165,545	Massmart Holdings Ltd. (Food & Staples Retailing)	2,903,511
121,690	Naspers Ltd. N Shares (Media)	5,189,231
996,885	Sappi Ltd. (Materials)*	4,793,693
122,664	Sasol Ltd. (Energy)	4,860,356
183,507	Standard Bank Group Ltd. (Banks)	2,850,108

		39,059,365

South Korea — 14.0%
20,003	CJ O Shopping Co. Ltd. (Retailing)*	1,959,870
144,820	Daesang Corp. (Food, Beverage & Tobacco)*	1,079,602
17,481	Doosan Corp. (Capital Goods)	1,692,889
17,300	DuzonBizon Co. Ltd. (Software & Services)*	348,642
10,108	Glovis Co. Ltd. (Transportation)	1,164,589
73,569	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)*	1,400,012
23,950	Hyosung Corp. (Materials)	1,658,882
11,050	Hyundai Department Store Co. Ltd. (Retailing)	1,102,207
44,420	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)	2,378,139
13,181	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	2,995,881
24,246	Hyundai Motor Co. (Automobiles & Components)	3,057,215
86,920	Jusung Engineering Co. Ltd. (Semiconductors & Semiconductor Equipment)*	1,595,428
63,208	KB Financial Group, Inc. (Banks)	2,742,250
116,520	Kia Motors Corp. (Automobiles & Components)	3,049,299
20,940	Korea Electric Power Corp. (Utilities)*	586,862
6,790	Korean Air Lines Co. Ltd. (Transportation)*	423,620
32,680	KT Corp. (Telecommunication Services)	1,201,551
8,075	LG Chem Ltd. (Materials)	2,248,423
38,660	LG Display Co. Ltd. (Technology Hardware & Equipment)	1,181,755

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
77,848	Neowiz Games Corp. (Software & Services)*	$2,507,189
10,011	POSCO (Materials)	4,163,384
15,440	S1 Corp. (Commercial & Professional Services)	782,522
47,040	Samsung C&T Corp. (Capital Goods)	2,358,673
4,930	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	569,279
4,690	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,216,902
28,595	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	13,463,271
38,203	Samsung Fine Chemicals Co. Ltd. (Materials)	2,157,994
11,173	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,941,928
11,230	Samsung Life Insurance Co. Ltd. (Insurance)	1,044,144
18,445	Samsung Techwin Co. Ltd. (Capital Goods)	1,716,757
454,752	SK Broadband Co. Ltd. (Telecommunication Services)*	2,033,416
12,468	SK Energy Co. Ltd. (Energy)	1,301,521
28,458	SK Holdings Co. Ltd. (Capital Goods)	2,234,065
292,190	Woori Finance Holdings Co. Ltd. (Banks)	3,638,349

		74,996,510

Taiwan — 11.0%
3,964,371	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	3,063,339
276,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	2,080,062
3,281,000	AU Optronics Corp. (Technology Hardware & Equipment)	3,105,878
2,280,000	Cathay Financial Holding Co. Ltd. (Insurance)	3,579,472
1,402,367	China Steel Corp. (Materials)	1,325,092
6,147,444	Chinatrust Financial Holding Co. Ltd. (Banks)	3,676,549
1,405,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)*	1,966,573
142,803	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	300,889
2,507,000	Eva Airways Corp. (Transportation)*	1,503,338
2,419,280	Far Eastern New Century Corp. (Capital Goods)	2,802,716
930,000	Formosa Plastics Corp. (Materials)	1,939,336
1,602,619	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)*	6,455,286
225,973	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	3,060,026

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
3,351,000	Mega Financial Holding Co. Ltd. (Banks)*	$1,998,597
1,541,241	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	856,263
682,000	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	2,784,560
1,815,990	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,458,521
196,000	Richtek Technology Corp. (Semiconductors & Semiconductor Equipment)*	1,655,001
381,000	Taiwan Cement Corp. (Materials)	353,308
752,000	Taiwan Fertilizer Co. Ltd. (Materials)	2,077,055
4,515,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,717,815
756,060	Tripod Technology Corp. (Technology Hardware & Equipment)	2,872,721

		58,632,397

Thailand — 1.0%
2,008,300	Siam Commercial Bank PCL (Banks)	5,547,347

Turkey — 2.0%
818,368	Turk Telekomunikasyon AS (Telecommunication Services)	3,066,349
828,929	Turkiye Garanti Bankasi AS (Banks)	4,288,659
1,144,300	Turkiye Vakiflar Bankasi TAO Class D (Banks)	3,094,351

		10,449,359

TOTAL COMMON STOCKS		$517,452,793

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* — 1.1%
India — 0.8%
58,190	JPMorgan Chase Bank, NA (Referenced Obligation: Axis Bank Ltd.) (Banks)(a)	10/08/14	$1,690,130
137,297	JPMorgan Chase Bank, NA (Referenced Obligation: IndusInd Bank Ltd.) (Banks)(a)	12/15/14	606,662
236,031	UBS AG (Referenced Obligation: Exide Industries Ltd.) (Automobiles & Components)	03/11/13	740,846
129,957	UBS AG (Referenced Obligation: Opto Circuits India Ltd.) (Health Care Equipment & Services)	09/10/12	771,458
276,323	UBS AG (Referenced Obligation: Usha Martin Ltd.) (Materials)	01/22/13	493,508

			4,302,604

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* — (continued)
Kuwait — 0.1%
2,439,072	Deutsche Bank AG (Referenced Obligation: Global Investment House KSCC) (Diversified Financials)	12/03/18	$560,986

Taiwan — 0.2%
883,875	Citigroup Global Markets, Inc. (Referenced Obligation: Taiwan Cement Corp.) (Materials)	01/17/14	822,004

TOTAL EQUITY-LINKED NOTES			$5,685,594

Shares	Description	Value
Exchange Traded Fund — 0.0%
312	iShares MSCI Emerging Markets Index Fund	$12,917

Shares	Rate	Value
Short-term Investment(b) — 1.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
5,789,259	0.112%	$5,789,259

TOTAL INVESTMENTS — 99.0%		$528,940,563

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		5,329,968

NET ASSETS — 100.0%		$534,270,531

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,438,773, which represents approximately 1.0% of net assets as of July 31, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$459,998,363

Gross unrealized gain	77,192,466
Gross unrealized loss	(8,250,266)

Net unrealized security gain	$68,942,200

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of July 31, 2010:
Asia Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$69,551,977	(a)	$—

Short-term Investment	475,191	—		—

Total	$475,191	$69,551,977		$—

Liabilities
Derivatives	$(3,202)	$—		$—

BRIC

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$227,793,835	$462,096,084	(a)	$—
Short-term Investment	8,917,708	—		—

Total	$236,711,543	$462,096,084		$—

Liabilities
Derivatives	$(53,900)	$—		$—

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Emerging Markets Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$120,196,963	$402,954,341	(a)	$—
Short-term Investment	5,789,259	—		—

Total	$125,986,222	$402,954,341		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
Equity-Linked Notes — The Funds may invest in equity-linked notes whose values are based on the price movements of a reference security or index. The value of these equity-linked notes will rise and fall in response to changes in the reference security or index. On the maturity date of each equity-linked note, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.
     Equity-linked notes may present a greater degree of market risk than many types of securities and may be more volatile and less liquid than less complex securities. Equity-linked notes are also subject to the risks that the issuer of the equity-linked notes may fail to perform its contractual obligations.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of July 31, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Liabilities

Asia Equity	Equity	$(3,202)

BRIC	Equity	(53,900)

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — The BRIC Fund invests in concentrated portfolios of equity investments in emerging markets such as the BRIC countries (Brazil, Russia, India and China), South Korea, South Africa and Taiwan. The Fund may also contain issuers that participate in emerging markets either by maintaining a significant amount of their assets in those markets or by deriving a significant amount of their total revenue or profit from goods produced, sales made, or services provided in emerging markets. The Fund also intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers.
     The Asia Equity Fund invests primarily in equity investments in Asian issuers. Concentration of the investments of the Asia Equity Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	September 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2010

* Print the name and title of each signing officer under his or her signature.